PROMISSORY NOTES PAYABLE AND ADVANCES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Schedule of notes payable and advances

Borrowings under notes payable and advances as of September 30, 2016 and December 31, 2015 are summarized as follows:

	Company Proceeds	Carrying Value as of September 30, 2016	Carrying Value as of December 31, 2015	Accrued Interest as of September 30, 2016	Accrued Interest as of December 31, 2015	Principal Value at Maturity
15% Note	$500,000	$-	$500,000	$-	$31,479	$-
10% Note	50,000	50,000	50,000	4,466	1,383	50,000
10% Note (2015)	87,500	108,055	62,949	8,860	548	110,000
10% Note (2015 Advances)	322,500	361,110	229,555	28,750	1,642	361,110
10% Note (2016 Advances)	1,065,000	332,795	-	16,256	-	1,080,556
8% Convertible Note	245,000	207,765	-	11,090	-	275,000
15% Convertible Note	35,000	610,000	-	45,002	-	610,000
	$2,305,000	$1,669,725	$842,504	$114,425	$35,052	$2,486,666

Borrowings under notes payable and advances as of December 31, 2015 are summarized as follows:

	Company Proceeds	Carrying Value at December 31, 2015	Accrued Interest at December 31, 2015	Principal Value at Maturity

15% Note	$500,000	$500,000	$31,479	$500,000
10% Note	50,000	50,000	1,383	50,000
Advances	410,000	292,504	2,190	461,111

	$960,000	$842,504	$35,052	$1,011,111

Schedule of embedded conversion feature key inputs at inception

Management used a Monte Carlo valuation model to estimate the fair value of the embedded conversion option at issuance of the convertible note issued, with the following key inputs:

At issuance
Stock price	$0.68
Term (years)	0.76
Volatility	98.9%
Risk-free rate of interest	0.5%
Dividend yield	0.0%

Advances [Member]
Debt Instrument [Line Items]
Schedule of embedded conversion feature key inputs at inception

Management used a Monte Carlo valuation model to estimate the fair value of the embedded conversion option at issuance of the Advances, with the following weighted average key inputs:

At issuance
Stock price	$0.74
Term (years)	0.75
Volatility	116%
Risk-free rate of interest	0.5%
Dividend yield	0.0%